Property and Equipment, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Property and Equipment, Net [Abstract]
Net book value	¥ 19,604
Depreciation of property and equipment	¥ 11,981	¥ 12,903	¥ 13,594